Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Seanergy Maritime Holdings Corp.
Entity Central Index Key	0001448397
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3